Segment Reporting - Schedule of Total Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 188,039	€ 90,489	€ 58,695
Europe [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	182,960	77,047	57,698
North America [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	10,697	14,978	24,208
Eliminations [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	€ (5,618)	€ (1,536)	€ (23,211)